Post-employment Benefits	12 Months Ended
Dec. 31, 2022
Post-employment Benefits
Post-employment Benefits

22.	Post-employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care ("ProSaúde II" and "ProSaúde III" Plans) for their active employees and their legal dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to "Prosaúde II" plan participants. Fundação Copel de Previdência e Assistência is the entity that manages these plans.

22.1	Pension plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.

The Plan III, the only plan available for new participants, is a Variable Contribution - CV plan in the contributory phase and, after retirement, it becomes a Defined Benefit - BD plan.

22.2	Healthcare Plan

The Company allocates resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in "ProSaúde II" and "ProSaúde III" Plans' regulations. Coverage includes periodic medical exams in both plans and is extended to all retirees and pensioners for life only in the "ProSaúde II" plan.

22.3	Statement of financial position and statement of income

Amounts recognized in liabilities, under Post-employment benefits, are summarized below:

	12.31.2022	12.31.2021
Pension plans	949	965
Healthcare plans	1,069,088	1,294,209
	1,070,037	1,295,174
Current	73,814	68,836
Noncurrent	996,223	1,226,338

Amounts recognized in the statement of income are shown below:

	12.31.2022	12.31.2021	12.31.2020
Employees
Pension plans	55,607	59,052	57,977
Healthcare plan - post employment	140,293	116,504	94,349
Healthcare plan - active employees	68,897	71,795	75,192
	264,797	247,351	227,518
Management
Pension plans	1,236	1,300	977
Healthcare plan	148	122	139
	1,384	1,422	1,116
	266,181	248,773	228,634

22.4	Changes in post-employment benefits

Balance as of January 1, 2021	1,493,614
Appropriation of actuarial calculation	116,504
Appropriation of pension and healthcare contributions	130,308
Adjustment related to actuarial (gains) losses	(246,626)
Amortizations	(198,626)
Balance as of December 31, 2021	1,295,174
Appropriation of actuarial calculation	140,293
Appropriation of pension and healthcare contributions	127,878
Adjustment related to actuarial (gains) losses (a)	(291,742)
Amortizations	(201,566)
Balance as of December 31, 2022	1,070,037
(a)	Adjustments arising from the transfer of liabilities from Copel Serviços to Copel and other subsidiaries.

22.5	Actuarial valuation in accordance with IAS 19
22.5.1	Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs are shown below:

		2022		2021
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	5.10%	-	5.50%
Expected rate of discount/return p.y.
Unified Plan - Defined Benefit	6.10%	11.51%	5.20%	10.99%
Unified Plan - Balance	6.12%	11.53%	5.20%	10.99%
Plan III	6.13%	11.54%	5.30%	11.09%
Assistance Plan	6.13%	11.54%	5.30%	11.09%
Salary growth/medical costs
Unified Plan p.y.	0.00%	5.10%	0.00%	5.50%
Plan III p.y.	1.00%	6.15%	1.00%	6.56%
Assistance Plan - Aging Factor	3.30%	-	5.80%	-
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927
22.5.2	Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Number of active participants	10	18	6,031	6,645	5,775	6,276
Number of Inactive participants	4,170	4,229	5,369	5,018	9,059	8,910
Number of dependent people	-	-	-	-	20,867	21,621
Total	4,180	4,247	11,400	11,663	35,701	36,807
22.5.3	Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

The average age of inactive participants of the healthcare and pension plans of the Company is 68.27 and 67.08 years, respectively.

	Unified Plan	Plan III
As of December 31, 2022
Retired participants	19.60	23.42
Pensioner participants	12.48	25.97
As of December 31, 2021
Retired participants	11.60	23.47
Pensioner participants	13.22	27.02

22.5.4	Actuarial evaluation

Based on the revision of the assumptions, the amounts of the Unified Plan and Plan III as of December 31, 2022, totaled a surplus of R$595,847 and R$74,421 (R$653,654 and R$10,111, of December 31, 2021). Applicable ruling legislation does not allow any significant reduction in contributions or refunds to the Company based on the current surplus of these plans. For this reason, the Company did not record assets in its balance sheet as of December 31, 2022, reflecting any right to reduce contributions, refund of surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2022	12.31.2021
Total liabilities or partially covered	6,029,530	3,457,537	1,234,771	10,721,838	10,973,812
Fair value of the plan assets	(6,625,377)	(3,531,958)	(165,683)	(10,323,018)	(10,343,368)
Plan coverage status	(595,847)	(74,421)	1,069,088	398,820	630,444
Unrecognized asset	595,847	74,421	-	670,268	663,765
	-	-	1,069,088	1,069,088	1,294,209

The Company adjusted their assistance liabilities through the actuarial report issued on December 31, 2022, as presented in the Statements of Comprehensive Income.

22.5.5	Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2021	6,760,824	3,344,723	1,714,637
Cost of services	252	2,006	7,368
Cost of interest	481,656	246,256	125,132
Benefits paid	(511,621)	(233,908)	-
Actuarial (gain) losses	(585,510)	(21,984)	(356,019)
Present value of net actuarial obligations as of December 31, 2021	6,145,601	3,337,093	1,491,118
Cost of services	169	2,018	6,172
Cost of interest	673,724	364,901	155,389
Benefits paid	(523,792)	(264,096)	(342)
Actuarial (gain) losses	(266,172)	17,621	(417,566)
Present value of net actuarial obligations as of December 31, 2022	6,029,530	3,457,537	1,234,771
22.5.6	Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2021	7,568,268	3,629,780	222,148
Return estimated for assets	837,120	133,837	6,366
Contributions and distributions	26,661	136,730	-
Benefits paid	(511,621)	(233,908)	-
Actuarial gain (losses)	(1,121,173)	(319,235)	(31,605)
Fair value of the Plan's assets as of December 31, 2021	6,799,255	3,347,204	196,909
Return estimated for assets	743,845	274,486	26,390
Contributions and distributions	29,808	151,606	-
Benefits paid	(523,792)	(264,096)	-
Actuarial gain (losses)	(423,739)	22,758	(57,616)
Fair value of the Plan's assets as of December 31, 2022	6,625,377	3,531,958	165,683
22.5.7	Estimated costs

The estimated net periodic plan costs (income) for 2023 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan
Cost of current service	205	3,966	6,879
Estimated cost of interest	700,311	397,093	141,876
Expected return on plan assets	(769,615)	(410,063)	(18,629)
Expected employee contributions	(89)	(1,983)	-
Costs (income or loss)	(69,188)	(10,987)	130,126
22.5.8	Sensitivity analysis

The following table shows the effect of a one percent increase or decrease in the assumed care costs, in the aggregate of the cost of service and cost of interest components and the accumulated post-employment benefit obligation.

	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(826,777)	823,400
Impacts on the obligations of healthcare program	(195,345)	185,544
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	82,208	(80,982)
Impact on cost of service for the following financial year of healthcare program	392	(386)
Sensitivity of the service cost
Impacts on the obligations of the pension	320	(313)
Impacts on the obligations of healthcare program	1,040	(883)
22.5.9	Benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2023	317,523	153,226	81,010	551,759
2024	316,790	152,659	81,114	550,563
2025	316,908	152,239	79,756	548,903
2026	316,481	151,790	76,382	544,653
2027	315,703	151,358	73,076	540,137
2028 to 2052	3,885,982	2,598,345	759,895	7,244,222

22.5.10	Asset allocation and investment strategy

The asset allocation for the Company pension and healthcare plans at the end of 2022 and the allocation goal for 2023, by asset category, are shown below:

	Goal for 2023 (*)	2022
Fixed income	77.2%	71.1%
Variable income	5.3%	10.0%
Loans	1.2%	1.2%
Real estate	5.6%	2.7%
Investment structuring	8.7%	10.2%
Investments abroad	2.0%	4.8%
	100.0%	100.0%
(*)	Target based on the total investment of each plan.

In addition, information on the allocation of assets of pension plans sponsored by the Company:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	86.0%	60.0%	67.0%	40.0%
Variable income	3.0%	2.0%	8.0%	3.0%
Loans	0.5%	0.0%	2.0%	0.0%
Real estate	5.5%	0.0%	6.0%	0.0%
Investment structuring	5.0%	0.0%	13.0%	0.0%
Investments abroad	0.0%	0.0%	4.0%	0.0%
(*)	Target 2022.

Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

22.5.11	Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees on December 31, 2022, 2021 and 2020, in the amounts of R$72,353, R$64,883 and R$67,515, respectively.